Annual Total Returns - Davis Fundamental ETF Trust	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Davis Select U.S. Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	22.40%	20.48%	33.66%	(19.30%)	17.66%	14.12%	30.39%	(11.58%)
Davis Select International ETF
Prospectus [Line Items]
Annual Return [Percent]	32.29%	20.91%	6.53%	(8.55%)	(15.04%)	3.31%	29.03%
Davis Select Worldwide ETF
Prospectus [Line Items]
Annual Return [Percent]	30.45%	24.20%	20.02%	(14.06%)	(4.01%)	23.29%	30.70%	(22.10%)
Davis Select Financial ETF
Prospectus [Line Items]
Annual Return [Percent]	28.61%	28.18%	14.21%	(8.24%)	30.84%	(5.06%)	26.63%	(10.80%)